Supplement Dated January 2, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated January 2, 2014
To The Prospectus Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective December 31, 2013, please remove all references to Steven B. Young for the following funds:

•	Curian Guidance – Interest Rate Opportunities Fund
•	Curian Guidance – Multi-Strategy Income Fund
•	Curian Guidance – Equity Income Fund
•	Curian Guidance – Conservative Fund
•	Curian Guidance – Moderate Fund
•	Curian Guidance – Growth Fund
•	Curian Guidance – Moderate Growth Fund
•	Curian Guidance – Maximum Growth Fund
•	Curian Guidance – Tactical Moderate Growth Fund
•	Curian Guidance – Tactical Maximum Growth Fund
•	Curian Guidance – International Opportunities Conservative Fund
•	Curian Guidance – International Opportunities Moderate Fund
•	Curian Guidance – International Opportunities Growth Fund
•	Curian Guidance – Institutional Alt 65 Fund
•	Curian Guidance – Institutional Alt 100 Conservative Fund
•	Curian Guidance – Institutional Alt 100 Moderate Fund
•	Curian Guidance – Institutional Alt 100 Growth Fund
•	Curian Guidance – Real Assets Fund
•	Curian Guidance – Equity 100 Fund
•	Curian Guidance – Fixed Income 100 Fund
•	Curian Tactical Advantage 35 Fund
•	Curian Tactical Advantage 60 Fund
•	Curian Tactical Advantage 75 Fund
•	Curian Dynamic Risk Advantage – Diversified Fund
•	Curian Dynamic Risk Advantage – Growth Fund
•	Curian Dynamic Risk Advantage – Income Fund

This supplement is dated January 2, 2014.

(To be used with JMV8037 04/13 and JMV8037NY 04/13.)

1

Supplement Dated January 2, 2014
To The Statement of Additional Information
Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective December 31, 2013, please remove all references to Steven B. Young for the following funds:

•	Curian Guidance – Interest Rate Opportunities Fund
•	Curian Guidance – Multi-Strategy Income Fund
•	Curian Guidance – Equity Income Fund
•	Curian Guidance – Conservative Fund
•	Curian Guidance – Moderate Fund
•	Curian Guidance – Growth Fund
•	Curian Guidance – Moderate Growth Fund
•	Curian Guidance – Maximum Growth Fund
•	Curian Guidance – Tactical Moderate Growth Fund
•	Curian Guidance – Tactical Maximum Growth Fund
•	Curian Guidance – International Opportunities Conservative Fund
•	Curian Guidance – International Opportunities Moderate Fund
•	Curian Guidance – International Opportunities Growth Fund
•	Curian Guidance – Institutional Alt 65 Fund
•	Curian Guidance – Institutional Alt 100 Conservative Fund
•	Curian Guidance – Institutional Alt 100 Moderate Fund
•	Curian Guidance – Institutional Alt 100 Growth Fund
•	Curian Guidance – Real Assets Fund
•	Curian Guidance – Equity 100 Fund
•	Curian Guidance – Fixed Income 100 Fund
•	Curian Tactical Advantage 35 Fund
•	Curian Tactical Advantage 60 Fund
•	Curian Tactical Advantage 75 Fund
•	Curian Dynamic Risk Advantage – Diversified Fund
•	Curian Dynamic Risk Advantage – Growth Fund
•	Curian Dynamic Risk Advantage – Income Fund

This supplement is dated January 2, 2014.

(To be used with CMV8711 04/13 and CMV8711PROXY 04/13.)
CMX12311 01/14

1